RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Proceeds from Divestiture of Businesses	$ 58.5	$ 0.0
Gain (Loss) on Disposition of Business		$ (1.3)